UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

RQSI GAA Systematic Global Macro Fund

Semi-Annual Report	April 30, 2021
Investment Adviser: Ramsey Quantitative Systems, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-445-RQSI (7774); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

SECTOR WEIGHTINGS †

100.0% U.S. Treasury Obligation

† Percentages are based on total investments.

CONSOLIDATED SCHEDULE OF INVESTMENTS U.S. TREASURY OBLIGATION — 12.8%

	Face Amount	Value
U.S. Treasury Bills^
0.000%, 06/29/21(A) (B)	$6,000,000	$5,999,858
TOTAL U.S. TREASURY OBLIGATIONS

(Cost $5,999,995)		5,999,858

TOTAL INVESTMENTS — 12.8%
(Cost $5,999,995)		$5,999,858

A list of the open futures contracts held by the Fund at April 30, 2021, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount‡	Value	Unrealized Appreciation/ (Depreciation)
Amsterdam Index	(7)	May-2021	$(1,179,374)	$(1,185,128)	$(1,431)
AUDUSD Currency	28	Jun-2021	2,149,005	2,157,680	8,675
Australian 10-Year Bond	52	Jun-2021	5,544,902	5,583,727	19,762
Brent Crude^	30	May-2021	1,942,740	2,002,800	60,060
British Pound	53	Jun-2021	4,600,531	4,574,894	(25,637)
CAC40 10 Euro Index	(66)	May-2021	(4,875,015)	(4,932,325)	(44,482)
CAD Currency	10	Jun-2021	797,665	814,400	16,735
Canadian 10-Year Bond	121	Jun-2021	13,379,872	13,718,879	959
Coffee C^	(21)	Jul-2021	(1,069,631)	(1,113,919)	(44,288)
Copper^	19	Jul-2021	2,079,550	2,122,300	42,750
Corn^	(14)	Jul-2021	(409,800)	(471,275)	(61,475)
Cotton No. 2^	1	Jul-2021	43,870	44,040	170
DAX Index	2	Jun-2021	928,714	911,791	(8,888)
Euro	40	Jun-2021	5,934,669	6,016,250	81,581

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount‡	Value	Unrealized Appreciation/ (Depreciation)
Euro-BTP	11	Jun-2021	$1,964,414	$1,945,237	$(10,606)
Euro-Bund	2	Jun-2021	408,743	408,767	24
Euro-OAT	68	Jun-2021	13,235,489	13,120,598	(88,937)
FTSE 100 Index	(9)	Jun-2021	(860,792)	(862,289)	(5,404)
FTSE MIB Index	7	Jun-2021	1,015,305	1,006,150	(9,155)
Gasoline^	21	May-2021	1,773,240	1,831,297	58,057
Gold^	23	Jul-2021	4,012,140	4,065,710	53,570
Hang Seng Index	5	May-2021	923,548	918,220	(4,600)
IBEX	9	May-2021	915,951	952,998	34,327
Japanese 10-Year Bond	(26)	Jun-2021	(36,046,091)	(36,003,660)	(982)
Japanese Yen	25	Jun-2021	2,872,812	2,859,844	(12,968)
Lean Hogs^	(3)	Jun-2021	(128,850)	(131,670)	(2,820)
Live Cattle^	(85)	Jul-2021	(4,088,500)	(3,963,550)	124,950
LME Copper^	(10)	May-2021	(2,244,031)	(2,458,250)	(214,219)
LME Copper^	10	May-2021	2,228,850	2,458,250	229,400
LME Copper^	(10)	Jun-2021	(2,433,506)	(2,457,188)	(23,682)
LME Copper^	11	Jun-2021	2,504,394	2,702,906	198,512
LME Lead^	(61)	May-2021	(2,979,482)	(3,269,600)	(290,118)
LME Lead^	61	May-2021	2,969,097	3,269,600	300,503
LME Lead^	(50)	Jun-2021	(2,581,261)	(2,687,500)	(106,239)
LME Lead^	85	Jun-2021	4,270,712	4,568,750	298,038
LME Nickel^	(17)	May-2021	(1,676,494)	(1,800,300)	(123,806)
LME Nickel^	17	May-2021	1,646,461	1,800,300	153,839
LME Nickel^	(17)	Jun-2021	(1,723,274)	(1,801,575)	(78,301)
LME Nickel^	28	Jun-2021	2,751,160	2,967,300	216,140
LME Primary Aluminum^	(24)	May-2021	(1,329,838)	(1,434,300)	(104,462)
LME Primary Aluminum^	24	May-2021	1,338,494	1,434,300	95,806
LME Primary Aluminum^	(36)	Jun-2021	(2,103,100)	(2,150,550)	(47,450)
LME Primary Aluminum^	54	Jun-2021	3,128,580	3,225,825	97,245
LME Zinc^	(31)	May-2021	(2,177,960)	(2,260,288)	(82,328)
LME Zinc^	31	May-2021	2,149,712	2,260,287	110,575
LME Zinc^	(21)	Jun-2021	(1,512,000)	(1,534,050)	(22,050)
LME Zinc^	48	Jun-2021	3,384,388	3,506,400	122,012
Long Gilt 10-Year Bond	(31)	Jul-2021	(5,543,614)	(5,465,854)	42,304
Natural Gas^	(6)	May-2021	(172,200)	(175,860)	(3,660)
Nikkei 225 Index	6	Jun-2021	1,609,466	1,585,506	(4,474)
NY Harbor ULSD^	37	May-2021	2,899,924	2,987,410	87,486
NYMEX Cocoa^	(2)	Jul-2021	(50,040)	(47,640)	2,400
Platinum^	(1)	Jul-2021	(59,515)	(60,260)	(745)
S&P 500 Index E-MINI	(9)	Jun-2021	(1,853,888)	(1,878,480)	(24,592)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount‡	Value	Unrealized Appreciation/ (Depreciation)
S&P TSX 60 Index	(7)	Jun-2021	$(1,295,850)	$(1,293,219)	$4,921
Silver^	14	Jul-2021	1,840,700	1,811,110	(29,590)
Soybean^	(1)	Jul-2021	(76,550)	(76,713)	(163)
Soybean Meal^	48	Jul-2021	2,003,080	2,045,280	42,200
Soybean Oil^	22	Jul-2021	729,738	823,548	93,810
SPI 200 Index	(9)	Jun-2021	(1,218,329)	(1,213,649)	4,680
Sugar No. 11^	73	Jul-2021	1,336,003	1,388,285	52,282
U.S. 10-Year Treasury Notes	(8)	Jun-2021	(1,058,594)	(1,056,250)	2,344
Wheat^	7	Jul-2021	251,363	257,163	5,800
WTI Crude Oil^	38	May-2021	2,354,050	2,416,040	61,990

			$23,171,753	$24,778,500	$1,246,355

‡ The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

For the six months ended April 30, 2021, the quarterly average notional value of long contracts held was $111,181,454 and the quarterly average notional value of short contracts held was $(79,877,668).

Percentages are based on Net Assets of $46,691,507.
^	Security, or a portion thereof, is held by the RQSI GAA Systematic Global Macro Fund,Ltd., a wholly owned subsidiary of the Fund, as of April 30, 2021.
(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(B)	The rate shown is the security’s effective yield at time of purchase.

AUD — Australian Dollar
BTP — Buoni del Tesoro Poliennali
CAC — Cotation Assistee en Continu (continuous assisted quotation)
CAD — Canadian Dollar
DAX — Deutscher Aktien 30 Index
FTSE — Financial Times Stock Exchange
IBEX — International Business Exchange
LME — London Metal Exchange
MIB — Milano Indice di Borsa
NYMEX — New York Mercantile Exchange
OAT — Obligations Assimilables du Trésor (equivalent French Treasury obligations)
S&P — Standard & Poors
SPI — Share Price Index
TSX — Toronto Stock Exchange
ULSD — Ultra-Low Sulfur Diesel
USD — United States Dollar
WTI — West Texas Intermediate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

The following is a list of the inputs used as of April 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$5,999,858	$—	$5,999,858

Total Investments in Securities	$—	$5,999,858	$—	$5,999,858

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,723,907	$—	$—	$2,723,907
Unrealized Depreciation	(1,477,552)	—	—	(1,477,552)

Total Other Financial Instruments	$1,246,355	$—	$—	$1,246,355

*	Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $5,999,995)	$5,999,858
Foreign Currency, at Value$4,912,756)	4,909,587
Cash	32,623,459
Receivable from Prime Broker	3,143,541
Receivable for Capital Shares Sold	58,450
Dividends and Interest Receivable	262
Other Prepaid Expenses	26,159

Total Assets	46,761,316

Liabilities:
Payable Due to Investment Adviser	36,570
Payable Due to Administrator	12,534
Payable Due to Trustees	5,609
Distribution Fees Payable (Retail Shares)	2,682
Chief Compliance Officer Fees Payable	2,147
Payable for Capital Shares Redeemed	665
Other Accrued Expenses and Other Payables	9,602

Total Liabilities	69,809

Net Assets	$46,691,507

Net Assets Consist of:
Paid-in Capital	$46,853,949
Total Distributable Loss	(162,442)

Net Assets	$46,691,507

Institutional Shares:
Net Assets	$40,934,686
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	4,186,998
Net Asset Value, Offering and Redemption Price Per Share	$9.78

Retail Shares:
Net Assets	$5,756,821
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	595,671
Net Asset Value, Offering and Redemption Price Per Share	$9.66

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND FOR THE SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

CONSOLIDATED STATEMENT OF OPERATIONS

Investment Income:
Interest	$3,205

Total Investment Income	3,205

Expenses:

Investment Advisory Fees	326,174

Administration Fees	75,508

Trustees’ Fees	11,289

Distribution Fees (Retail Shares)	5,951

Chief Compliance Officer Fees	3,338

Shareholder Servicing Fees (Retail Shares)	2,380

Transfer Agent Fees	35,603

Futures Margin Expense	20,414

Legal Fees	18,941

Registration and Filing Fees	17,957

Audit Fees	16,375

Printing Fees	10,130

Custodian Fees	645

Other Expenses	8,051

Total Expenses	552,756

Less:

Waiver of Investment Advisory Fees	(102,029)

Net Expenses	450,727

Net Investment Loss	(447,522)

Net Realized Gain on:

Futures Contracts	1,222,849

Foreign Currency Transactions	153,384

Net Realized Gain	1,376,233

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	(137)

Futures Contracts	1,329,153

Foreign Currency Translation	20,110

Net Change in Unrealized Appreciation	1,349,126

Net Realized and Net Change in Unrealized Gain	2,725,359

Net Increase in Net Assets Resulting from Operations	$2,277,837

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Loss	$(447,522)	$(727,005)
Net Realized Gain (Loss) on Futures Contracts and Foreign Currency Transactions	1,376,233	(1,431,203)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Foreign Currency Translation	1,349,126	(101,986)

Net Increase (Decrease) in Net Assets Resulting From Operations	2,277,837	(2,260,194)

Distributions
Institutional Shares	–	(3,314,228)
Retail Shares	–	(324,855)

Total Distributions	–	(3,639,083)

Capital Share Transactions:(1)

Institutional Shares
Issued	4,491,555	9,137,500
Reinvestment of Distributions	–	3,314,228
Redeemed	(1,959,854)	(7,166,675)

Net Institutional Shares Capital Share Transactions	2,531,701	5,285,053

Retail Shares
Issued	2,163,648	3,180,083
Reinvestment of Distributions	–	324,855
Redeemed	(650,851)	(2,527,667)

Net Retail Shares Capital Share Transactions	1,512,797	977,271

Net Increase in Net Assets From Capital Share Transactions	4,044,498	6,262,324

Total Increase in Net Assets	6,322,335	363,047

Net Assets:
Beginning of Period	40,369,172	40,006,125

End of Period	$46,691,507	$40,369,172

(1) See Note 9 for share transactions.

Amounts designated as “—“are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year or Period

	Institutional Shares

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(1)
Net Asset Value, Beginning of Year or Period	$9.28	$10.88	$9.19	$10.00

Income (Loss) from Investment Operations:

Net Investment Loss*	(0.10)	(0.18)	—^	(0.07)
Net Realized and Unrealized Gain (Loss)	0.60	(0.41)	1.69	(0.74)

Total from Investment Operations	0.50	(0.59)	1.69	(0.81)

Dividends and Distributions from:
Capital Gains	—	(1.01)	—	—

Total Dividends and Distributions	—	(1.01)	—	—

Net Asset Value, End of Year or Period .	$9.78	$9.28	$10.88	$9.19

Total Return†	5.39%	(6.18)%	18.39%	(8.10)%

Ratios and Supplemental Data

Net Assets, End of Year or Period (Thousands)	$40,935	$36,395	$36,497	$33,043

Ratio of Expenses to Average Net Assets (Including Waivers)	2.07%††	2.36%	1.80%	2.37%††

Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.55%††	2.56%	2.55%	2.96%††

Ratio of Net Investment Loss to Average Net Assets	(2.06)%††	(1.87)%	(0.01)%	(1.14)%††

Portfolio Turnover Rate‡	–%†††	–%	–%	–%†††

(1)	Commenced operations on March 8, 2018.
*	Per share calculations were performed using average shares for the period.
^	Amount represents less than $0.005 per share.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
‡	The Fund only holds investments that are specifically excluded from the portfolio turnover rate calculation. See Schedule of Investments for details.

Amounts designated as “—“are 0 or have been rounded to 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year or Period

	Retail Shares

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(1)
Net Asset Value, Beginning of Year or Period	$9.19	$10.82	$9.17	$10.00

Income (Loss) from Investment Operations:

Net Investment Loss*	(0.11)	(0.21)	(0.04)	(0.09)
Net Realized and Unrealized Gain (Loss)	0.58	(0.41)	1.69	(0.74)

Total from Investment Operations	0.47	(0.62)	1.65	(0.83)

Dividends and Distributions from:
Capital Gains	—	(1.01)	—	—

Total Dividends and Distributions	—	(1.01)	—	—

Net Asset Value, End of Year or Period .	$9.66	$9.19	$10.82	$9.17

Total Return†	5.11%	(6.51)%	17.99%	(8.30)%

Ratios and Supplemental Data

Net Assets, End of Year or Period (Thousands)	$5,757	$3,974	$3,509	$2,663

Ratio of Expenses to Average Net Assets (Including Waivers)	2.42%††	2.70%	2.21%	2.74%††

Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.90%††	2.91%	2.89%	3.32%††

Ratio of Net Investment Loss to Average Net Assets	(2.41)%††	(2.24)%	(0.43)%	(1.50)%††

Portfolio Turnover Rate‡	–%†††	–%	–%	–%†††

(1)	Commenced operations on March 8, 2018.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
‡	The Fund only holds investments that are specifically excluded from the portfolio turnover rate calculation. See Schedule of Investments for details.
Amounts	designated as “—“are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 20 funds. The consolidated financial statements herein are those of the RQSI GAA Systematic Global Macro Fund (the “Fund”). The investment objective of the Fund seeks total returns uncorrelated with the broad equity and fixed income markets. The Fund is non-diversified and will allocate its assets among three macro or broad asset classes (equities, fixed income and currencies) by taking long and/or short positions in futures contracts based on instruments in each asset class. The consolidated financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

RQSI GAA Systematic Global Macro Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 7, 2020 and is a wholly owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. The Subsidiary commenced operations on November 6, 2020.

2.	Significant Accounting Policies:

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. Futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2021, there were no securities held by the Fund which were fair valued by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2021, there have been no significant changes to the Fund’s fair valuation methodology. For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the consolidated financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the six months ended April 30, 2021, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund uses futures contracts for tactical hedging purposes, as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred, and are included on the Consolidated Statement of Assets and Liabilities.

When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Consolidated Statement of Operations as a component of net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contracts involve the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Consolidated Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2021.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

3.	Derivative Transactions:

The following tables include the RQSI GAA Systematic Global Macro Fund’s exposure by type of risk on derivatives held throughout the year.

The Fair Value of derivative instruments as of April 30, 2021, was as follows:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of		Consolidated Statement of
	Assets and Liabilities Location	Fair Value	Assets and Liabilities Location	Fair Value

Derivatives not accounted for as hedging instruments:

Interest Rate Contracts	Unrealized appreciation on		Unrealized depreciation on
	futures contracts	$65,393*	futures contracts	$100,525*
Equity Contracts	Unrealized appreciation on		Unrealized depreciation on
	futures contracts	43,928*	futures contracts	103,026*
Foreign Exchange Contracts	Unrealized appreciation on		Unrealized depreciation on
	futures contracts	106,991*	futures contracts	38,605*
Commodity Contracts	Unrealized appreciation on		Unrealized depreciation on
	futures contracts	2,507,595*	futures contracts	1,235,396*

		$2,723,907		$1,477,552

*    Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended April 30, 2021, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts

Interest Rate Contracts	$(2,172,997)

Equity Contracts	(1,122,991)

Foreign Exchange Contracts	(89,123)

Commodity Contracts	4,607,960

Total	$1,222,849

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts

Interest Rate Contracts	$361,514

Equity Contracts	(377,517)

Foreign Exchange Contracts	72,957

Commodity Contracts	1,272,199

Total	$1,329,153

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

4.	Offsetting Assets and Liabilities:

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of April 30, 2021, the Fund’s financial instruments and derivative instruments are not subject to a master netting arrangement.

5.	Basis for Consolidation:

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, and the Consolidated Financial Highlights of the Fund include the accounts of its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Fund. The Subsidiary has a fiscal year end of October 31 for financial statement consolidation purposes and a conforming tax year end of October 31.

The Subsidiary is classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiary’s taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The Fund may invest up to 25% of its total assets in shares of the Subsidiary.

A summary of the Fund’s investments in the Subsidiary is as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at April 30, 2021	% of Net Assets at April 30, 2021

RQSI GAA Systematic Global Macro Fund, Ltd.	November 6, 2020	$9,876,186	21.15%

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

6.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

7.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2021, the Fund paid $75,508 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Retail Shares. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, Ramsey Quantitative Systems, Inc. (the “Adviser”) or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Fund’s shareholders. For the six months ended April 30, 2021, the Fund had incurred $2,380 of shareholder servicing fees.

The Fund has adopted a distribution plan for Retail Shares that allows the Fund to pay for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time, these fees will increase the cost of your investment. The maximum annual distribution fee for Retail Shares of the Fund is 0.25% of the average daily net assets of the Fund’s Retail Shares.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

8.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. These services were applied at a rate 1.60% of the Fund’s average daily net assets. During the period from November 1, 2019 to August 18, 2020, the Advisor agreed to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees and Shareholder Servicing Fees) from exceeding 2.50% of the average daily net assets of the Fund’s share classes. After this date through the end of the period, the maximum fee cap was lowered to 1.98%. Refer to waiver of investment advisory fees on the Consolidated Statement of Operations for fees waived for the six months ended April 30, 2021. The previously waived fees are not subject to recoupment by the Adviser.

9.	Investment Transactions:

The Fund only held futures contracts and U.S. Treasury Bills during the period, which are specifically excluded from investment transaction presentation.

10.	Share Transactions:

	Six-Months Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020
Share Transactions:
Institutional Shares
Issued	473,598	999,588
Reinvestment of Distributions	–	327,817
Redeemed	(206,428)	(760,846)

Net Institutional Share Transactions	267,170	566,559

Retail Shares
Issued	231,703	346,831
Reinvestment of Distributions	–	32,356
Redeemed	(68,298)	(271,114)

Net Retail Share Transactions	163,405	108,073

Net Increase in Shares Outstanding	430,575	674,632

11.	Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

The tax character of dividends or distributions declared during the years ended October 31:

	Ordinary Income	Long-Term Capital Gain	Total
2020	$ 928,760	$ 2,710,323	$3,639,083
2019	—	—	—

As of October 31, 2020, the components of accumulated losses on a tax basis were as follows:

Capital Loss Carryforwards	$ (1,758,502)
Late-Year Loss Deferral	(237,147)
Unrealized Depreciation	(130,058)
Other Temporary Differences	(314,572)

Total Accumulated Losses	$ (2,440,279)

Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. The Fund has capital loss carried forward as follows:

Short-Term	Long-Term	Total
$ 1,659,346	$99,156	$1,758,502

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2020 through October 31, 2020, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The federal tax cost and aggregate gross unrealized appreciation and depreciation on derivatives, held by the Fund at April 30, 2021, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized	Aggregate Gross Unrealized	Net Unrealized
$ 5,999,995	$ —	$ (137)	$ (137)

12.	Concentration of Risks:

Equity Risk – Since the Fund purchases equity securities and/or enter into future contracts with underlying equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through ADRs and future contracts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk – The Fund’s use of futures is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since they may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline. Risks associated with rising interest rates are heightened given that interest rates in the United States are at, or near, historic lows.

Foreign Currency Risk – Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments. Foreign currency

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

U.S. Government Securities Risk – U.S. Government securities are not guaranteed against price movements due to changing interest rates.

Non-U.S. Government Securities Risk – Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Geographic Focus Risk – The Fund’s investments may be focused in particular geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

Systematic or Quantitative Process Risk – There is potential for shortfall in any investment process due to a variety of factors including, but not limited to, data and system imperfections, analyst judgment, and the complex nature of designing and implementing portfolio construction systems and other quantitative models. Such shortfalls in systematic or quantitative processes in particular pose broader risk because they may be more pervasive in nature. Furthermore, the Adviser’s systems may not necessarily perform in a manner in which they have historically performed or were intended to perform.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/ or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

13.	Other:

At April 30, 2021, the percentage of shares held by shareholders owning 10% or greater of the aggregate total shares outstanding for the Fund was as follows:

	No. of Shareholders	% Ownership
RQSI GAA Systematic Global Macro Fund, Institutional Class	1	95%
RQSI GAA Systematic Global Macro Fund, Retail Class	1	98%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

14.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the consolidated financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2020 to April 30, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

●    Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●    Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratios	Expenses Paid During Period*
RQSI GAA Systematic Global Macro Fund
Actual Portfolio Return
Institutional Shares	$1,000.00	$1,053.90	2.07%	$10.54
Retail Shares	1,000.00	1,051.10	2.42	12.31
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,014.53	2.07%	$10.34
Retail Shares	1,000.00	1,012.79	2.42	12.08

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held via videoconference on November 18, 2020 to decide whether to renew the Agreement for an additional one-year term (the “November Meeting”). The November Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the November Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the November Meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the November Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the November Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

At the November Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2021 (Unaudited)

counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

RQSI GAA Systematic Global Macro Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-445-RQSI (7774)

Adviser:

Ramsey Quantitative Systems, Inc.

1515 Ormsby Station Court

Louisville, KY 40223

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RQS-SA-001-0600

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger, Treasurer, Controller, and CFO

Date: July 8, 2021